Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Net finance (costs)/income	£ (1,094)	£ (637)	£ 62
Share of post-tax results of associates and joint ventures	24,209	2,227	1,236
Profit/(loss) before taxation	29,591	6,245	5,855
Taxation on ordinary activities	8,113	(1,406)	(1,333)
Profit for the year	37,704	4,839	4,522
Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		5,480	4,992
Net finance (costs)/income		(529)	(427)
Share of post-tax results of associates and joint ventures		1,327	943
Profit/(loss) before taxation		6,278	5,508
Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		991	652
Adjusted Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		331	286
Adjusted Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			4
Adjusted Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		3
Adjusted Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		2	1
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(1,517)	(825)	(435)
Net finance (costs)/income	(205)	(108)	489
Share of post-tax results of associates and joint ventures	23,197	900	293
Profit/(loss) before taxation	21,475	(33)	347
Taxation on ordinary activities	10,220
Adjusting Items | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	23,195	889	277
Adjusting Items | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	29	11	16
Adjusting Items | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	(27)
Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		4,655	4,557
Net finance (costs)/income		(637)	62
Share of post-tax results of associates and joint ventures		2,227	1,236
Profit/(loss) before taxation		6,245	5,855
Taxation on ordinary activities		(1,406)	(1,333)
Profit for the year		4,839	4,522
Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		1,880	929
Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		342	302
Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			4
Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		3
Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		2	1
Operating Segments | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		5,480	4,992
Operating Segments | Adjusted Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,630	1,469
Operating Segments | Adjusted Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,172	1,169
Operating Segments | Adjusted Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,389	1,146
Operating Segments | Adjusted Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,289	1,208
Operating Segments | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(1,517)	(805)	(432)
Operating Segments | Adjusting Items | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(763)
Operating Segments | Adjusting Items | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(117)	(198)	(108)
Operating Segments | Adjusting Items | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(109)	(155)	(87)
Operating Segments | Adjusting Items | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(435)	(345)	(156)
Operating Segments | Adjusting Items | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(93)	(107)	(81)
Operating Segments | Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		4,675	4,560
Operating Segments | Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,432	1,361
Operating Segments | Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,017	1,082
Operating Segments | Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,044	990
Operating Segments | Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		1,182	1,127
Unallocated Amounts | Adjusting Items | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(20)
Unallocated Amounts | Adjusting Items | Flintkote
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			(3)
Unallocated Amounts | Segment Result | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		(20)
Unallocated Amounts | Segment Result | Flintkote
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations			£ (3)
Constant Rates | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,665	5,197
Net finance (costs)/income	(833)	(494)
Share of post-tax results of associates and joint ventures	951	1,190
Profit/(loss) before taxation	7,783	5,893
Taxation on ordinary activities	(2,033)
Constant Rates | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	593	877
Constant Rates | Adjusted Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	352	307
Constant Rates | Adjusted Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	4	4
Constant Rates | Adjusted Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	2	2
Constant Rates | Operating Segments | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,665	5,197
Constant Rates | Operating Segments | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,980
Constant Rates | Operating Segments | Adjusted Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,674	1,488
Constant Rates | Operating Segments | Adjusted Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,288	1,202
Constant Rates | Operating Segments | Adjusted Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,458	1,236
Constant Rates | Operating Segments | Adjusted Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,265	1,271
Translation Exchange
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	328	283
Net finance (costs)/income	(56)	(35)
Share of post-tax results of associates and joint ventures	61	137
Profit/(loss) before taxation	333	385
Taxation on ordinary activities	(74)
Translation Exchange | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	31	114
Translation Exchange | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	30	24
Translation Exchange | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures		(1)
Translation Exchange | Operating Segments
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	328	283
Translation Exchange | Operating Segments | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	101
Translation Exchange | Operating Segments | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	81	142
Translation Exchange | Operating Segments | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(32)	(30)
Translation Exchange | Operating Segments | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	104	153
Translation Exchange | Operating Segments | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	74	18
Current Rates | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,993	5,480
Net finance (costs)/income	(889)	(529)
Share of post-tax results of associates and joint ventures	1,012	1,327
Profit/(loss) before taxation	8,116	6,278
Taxation on ordinary activities	(2,107)
Current Rates | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	624	991
Current Rates | Adjusted Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	382	331
Current Rates | Adjusted Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	4	3
Current Rates | Adjusted Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	2	2
Current Rates | Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	6,476	4,655
Net finance (costs)/income	(1,094)	(637)
Share of post-tax results of associates and joint ventures	24,209	2,227
Profit/(loss) before taxation	29,591	6,245
Taxation on ordinary activities	8,113	(1,406)
Profit for the year	37,704	4,839
Current Rates | Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	23,819	1,880
Current Rates | Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	411	342
Current Rates | Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	(23)	3
Current Rates | Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	2	2
Current Rates | Operating Segments | Adjusted Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	7,993	5,480
Current Rates | Operating Segments | Adjusted Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,081
Current Rates | Operating Segments | Adjusted Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,755	1,630
Current Rates | Operating Segments | Adjusted Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,256	1,172
Current Rates | Operating Segments | Adjusted Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,562	1,389
Current Rates | Operating Segments | Adjusted Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,339	1,289
Current Rates | Operating Segments | Segment Result
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	6,476	4,675
Current Rates | Operating Segments | Segment Result | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,318
Current Rates | Operating Segments | Segment Result | Asia-Pacific
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,638	1,432
Current Rates | Operating Segments | Segment Result | Americas
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,147	1,017
Current Rates | Operating Segments | Segment Result | Western Europe
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,127	1,044
Current Rates | Operating Segments | Segment Result | EEMEA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	£ 1,246	1,182
Current Rates | Unallocated Amounts | Segment Result | Fox River
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations		£ (20)